Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Related Party Transaction
As of December 31, 2015, amounts due from a related party were as follow:

	December 31,
	2014	2015
Trade receivable:
Yunhu Times	$—	$821

Other receivable:
Yunhu Times	$—	$66

	December 31,
	2014		2015
Jingxinyuan	$178	(1)	$—

(1)	The amount represents the rental expense payable to Jingxinyuan. The amount due to a related party is unsecured and non-interest bearing.